IFRS16 LEASES - Maturity of Minimum Lease Payments (Details) € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease commitments disclosed	€ 300
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease commitments disclosed	94
After one year but not more than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease commitments disclosed	169
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease commitments disclosed	€ 37